COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Loss Contingencies [Line Items]
Capital expenditure commitments			$ 22.5		$ 22.1
Capital lease expired date			expire between 2021 and 2023
Capital lease term			24 months
Capital lease imputed interest rate	6.50%		6.50%
Lease remaining principal balance outstanding	$ 32.6		$ 32.6		33.7
Short term capital lease obligation	25.3		25.3		20.5
Long term capital lease obligation	7.3		7.3		13.1
Operating Leases, Rent Expense, Net	34.6	$ 30.9	68.9	$ 56.4
Due to vendor	6.4		6.4		6.0
Letters of credit outstanding amount	16.3		16.3		21.2
Surety bonds and other bank issued guarantees	105.7		105.7		99.1
Cash margin guarantees	5.2		5.2		5.8
Liability	6.7	6.7	6.7	6.7
Accounts Payable [Member]
Loss Contingencies [Line Items]
Due to vendor	1.5		1.5		0.0
Other Current Liabilities [Member]
Loss Contingencies [Line Items]
Due to vendor	3.5		3.5		3.0
Other Liabilities [Member]
Loss Contingencies [Line Items]
Due to vendor	1.5		1.5		3.0
Second Capital Lease [Member]
Loss Contingencies [Line Items]
Capital expenditure commitments	$ 0.6	0.0	$ 1.0	0.0
Capital lease term			36 months
Capital lease imputed interest rate	4.30%		4.30%
Egypt Equipment [Member]
Loss Contingencies [Line Items]
Capital expenditure commitments	$ 0.1	$ 0.0	$ 0.1	$ 0.0
Capital lease expired date			expire between 2020 and 2024
Lease remaining principal balance outstanding	3.3		$ 3.3		0.0
Short term capital lease obligation	1.7		1.7		0.0
Long term capital lease obligation	$ 1.6		$ 1.6		$ 0.0